Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Schedule of Inventories

	December 31,	December 31,
	2018	2017
Concentrate stockpiles	$1,671	$2,594
Ore stockpiles	3,166	4,144
Materials and supplies	9,549	11,015
Inventories	$14,386	$17,753